Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund
Hartford Schroders Emerging Markets Debt and Currency Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks to generate positive total returns over the long term regardless of market conditions.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions and Waivers" section beginning on page 94 of the Fund's statutory prospectus and the "Purchase and Redemption of Shares" section beginning on page 77 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) - Hartford Schroders Emerging Markets Debt and Currency Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%		none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) - Hartford Schroders Emerging Markets Debt and Currency Fund		Class A	Class C	Class I	Class Y
Management fees	[1]	0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%	none	none
Other expenses	[1]	0.40%	0.40%	0.35%	0.25%
Total annual fund operating expenses	[1]	1.60%	2.35%	1.30%	1.20%
Fee waiver and/or expense reimbursement	[1],[2]	0.20%	0.20%	0.15%	0.15%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	1.40%	2.15%	1.15%	1.05%
[1]	Fees and expenses are estimated for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 2.15% (Class C), 1.15% (Class I), and 1.05% (Class Y). This contractual arrangement will remain in effect for a period of two years from the date of the reorganization of the Predecessor Fund (as defined below) into the Fund. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This contractual arrangement will remain in effect until February 28, 2018 and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•  You reinvest all dividends and distributions

•  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) - Hartford Schroders Emerging Markets Debt and Currency Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	586	914	1,264	2,249
Class C	318	714	1,237	2,671
Class I	117	397	699	1,555
Class Y	107	366	645	1,441

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) - Hartford Schroders Emerging Markets Debt and Currency Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	586	914	1,264	2,249
Class C	218	714	1,237	2,671
Class I	117	397	699	1,555
Class Y	107	366	645	1,441

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 207% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks to generate positive total returns over the long term regardless of market conditions. The Fund seeks to achieve this objective by investing principally in emerging market debt ("EMD") securities and in currencies of countries anywhere in the world (including the U.S. dollar) and other investments providing exposures to those markets and currencies. EMD securities include debt securities issued by emerging market country sovereign issuers; debt securities issued by government agencies and instrumentalities and regional and local governmental issuers in emerging market countries; and debt securities of companies organized in emerging market countries or that the Fund's sub-advisers, Schroder Investment Management North America Inc. ("SIMNA") and Schroder Investment Management North America Limited ("SIMNA Ltd.," together with SIMNA, the "Sub-Advisers"), determine to have at least 50% of their assets in one or more emerging market countries or to derive at least 50% of their revenues or profits from one or more emerging market countries. EMD securities may be denominated in local emerging market currencies or in non-emerging market currencies, including the U.S. dollar. The Fund may invest in securities rated in any rating category and in unrated securities, and it may invest any portion of its assets in securities rated below investment grade or in unrated securities considered by the Sub-Advisers to be of comparable quality (so-called "junk bonds"). The Fund will seek to achieve a positive total return in all market conditions and will not seek to outperform a specific securities benchmark. The Fund may invest in securities of any maturity or duration.

In seeking to identify investments for the Fund, the Sub-Advisers perform fundamental research on global and regional market conditions, specific countries, and specific issuers. Based on this analysis, the Sub-Advisers seek not only to identify investments presenting the potential for attractive returns, but also to understand in detail the risk posed by each investment. The Fund will allocate its assets actively among different EMD securities, other debt securities, and emerging market and non-emerging market currency and cash positions in response to changing market conditions. The Fund's currency investments may result in the Fund holding substantial cash investments (in any currency, including the U.S. dollar). The Fund will use cash strategically, potentially building its cash position when the Sub-Advisers believe that attractive investments for the Fund are not available or when the Sub-Advisers believe a relatively large cash position will help ensure that the Fund will be able to invest in attractive new opportunities as they become available. The Fund may gain market or currency exposures by holding cash positions or through notional or derivative transactions (such as currency futures contracts, forward contracts, options and swaps). The Fund may also seek to gain exposure to a market or currency by investments in debt securities denominated in such a currency, if the Sub-Advisers determine that those securities provide an effective substitute for investment directly in the market or currency. The Fund may have a substantial exposure to the U.S. dollar (up to 100% of the Fund's assets).

The Fund, under normal circumstances, will invest at least 80% of its assets in a combination of EMD securities and investments intended to provide exposure to currencies around the world, including securities and currencies of emerging market countries and currencies of countries other than emerging market countries, including the United States. The Fund may invest in debt obligations of governmental or private issuers located anywhere in the world. The Fund currently expects to invest at least 60% of its assets in EMD securities and investments providing exposure to emerging markets and currencies. For purposes of the 80% requirement and the 60% calculation described above, the Fund will include among its investments in emerging markets and currencies its exposures to emerging markets and currencies under derivatives contracts, such as forward foreign currency contracts or similar instruments. The Fund is a non-diversified mutual fund.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk – The risk that the value of a Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When a Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Interest Rate Risk – The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. are at, or near, historic lows.

Credit Risk – Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's financial strength, credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

High Yield Investments Risk – High yield investments rated below investment grade (also referred to as "junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.

Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a "diversified" fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

Derivatives Risk – Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Swaps Risk – A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Futures and Options Risks – Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Counterparty Risk – The risk that the counterparty in a transaction by the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Liquidity Risk – The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Active Trading Risk – Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Investment Strategy Risk – The risk that, if the Sub-Advisers' investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Leverage Risk – Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Volatility Risk – Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. The performance information shown below for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder Absolute Return EMD and Currency Fund (the "Predecessor Fund"). Performance information for Class C and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund's Investor Class shares. The Fund has a substantially similar investment objective as that of its Predecessor Fund, and SIMNA and SIMNA Ltd. served as the investment manager and sub-adviser, respectively, to the Predecessor Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com.

The returns:

•  Assume reinvestment of all dividends and distributions

•  Would be different if the Fund's fees and expenses were reflected.

The bar chart:

•  Shows how the Fund's total return has varied from year to year

•  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•  Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 4.29% (4th quarter, 2012)    Lowest -2.19% (3rd quarter, 2015)

The year-to-date return for the Fund's Class A shares as of  September 30, 2016 is 16.04%.

Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Performance information for Class A shares reflects the performance, fees and expenses of the Predecessor Fund's Advisor Class shares. Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the "Performance Notes" section in the Fund's statutory prospectus.

Average annual total returns for periods ending December 31, 2015 (including sales charges)
Average Annual Total Returns - Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) - Hartford Schroders Emerging Markets Debt and Currency Fund	Label	1 Year	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(10.49%)	(2.09%)	Dec. 15, 2011
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	(10.49%)	(2.45%)	Dec. 15, 2011
Class A | After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(5.93%)	(1.69%)	Dec. 15, 2011
Class C	Class C Return Before Taxes	(6.97%)	(0.74%)	Dec. 15, 2011
Class I	Class I - Return Before Taxes	(6.03%)	(0.74%)	Dec. 15, 2011
Class Y	Class Y - Return Before Taxes	(6.03%)	(0.74%)	Dec. 15, 2011
3-Month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes)	3-Month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes)	0.23%	0.32%	Dec. 15, 2011

Hartford Schroders Emerging Markets Debt and Currency Fund | Hartford Schroders Emerging Markets Debt and Currency Fund
Hartford Schroders Emerging Markets Debt and Currency Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks to generate positive total returns over the long term regardless of market conditions.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hartford Schroders Emerging Markets Debt and Currency Fund Hartford Schroders Emerging Markets Debt and Currency Fund Class SDR
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hartford Schroders Emerging Markets Debt and Currency Fund Hartford Schroders Emerging Markets Debt and Currency Fund Class SDR	[1]
Management fees	0.95%
Distribution and service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	1.15%
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	[2]
[1]	Fees and expenses are estimated for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses at 1.00% for Class SDR. This contractual arrangement will remain in effect for a period of two years from the date of the reorganization of the Predecessor Fund (as defined below) into the Fund. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class SDR. This contractual arrangement will remain in effect until February 28, 2018 and shall renew automatically for one-year terms thereafter unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc.

Example.

 The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•  Your investment has a 5% return each year

•  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•  You reinvest all dividends and distributions

•  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example	Year 1	Year 3	Year 5	Year 10
Hartford Schroders Emerging Markets Debt and Currency Fund | Hartford Schroders Emerging Markets Debt and Currency Fund | Class SDR | USD ($)	102	351	619	1,384

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Year 1	Year 3	Year 5	Year 10
Hartford Schroders Emerging Markets Debt and Currency Fund | Hartford Schroders Emerging Markets Debt and Currency Fund | Class SDR | USD ($)	102	351	619	1,384

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 207% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks to generate positive total returns over the long term regardless of market conditions. The Fund seeks to achieve this objective by investing principally in emerging market debt ("EMD") securities and in currencies of countries anywhere in the world (including the U.S. dollar) and other investments providing exposures to those markets and currencies. EMD securities include debt securities issued by emerging market country sovereign issuers; debt securities issued by government agencies and instrumentalities and regional and local governmental issuers in emerging market countries; and debt securities of companies organized in emerging market countries or that the Fund's sub-advisers, Schroder Investment Management North America Inc. ("SIMNA") and Schroder Investment Management North America Limited ("SIMNA Ltd.," together with SIMNA, the "Sub-Advisers"), determine to have at least 50% of their assets in one or more emerging market countries or to derive at least 50% of their revenues or profits from one or more emerging market countries. EMD securities may be denominated in local emerging market currencies or in non-emerging market currencies, including the U.S. dollar. The Fund may invest in securities rated in any rating category and in unrated securities, and it may invest any portion of its assets in securities rated below investment grade or in unrated securities considered by the Sub-Advisers to be of comparable quality (so-called "junk bonds"). The Fund will seek to achieve a positive total return in all market conditions and will not seek to outperform a specific securities benchmark. The Fund may invest in securities of any maturity or duration.

In seeking to identify investments for the Fund, the Sub-Advisers perform fundamental research on global and regional market conditions, specific countries, and specific issuers. Based on this analysis, the Sub-Advisers seek not only to identify investments presenting the potential for attractive returns, but also to understand in detail the risk posed by each investment. The Fund will allocate its assets actively among different EMD securities, other debt securities, and emerging market and non-emerging market currency and cash positions in response to changing market conditions. The Fund's currency investments may result in the Fund holding substantial cash investments (in any currency, including the U.S. dollar). The Fund will use cash strategically, potentially building its cash position when the Sub-Advisers believe that attractive investments for the Fund are not available or when the Sub-Advisers believe a relatively large cash position will help ensure that the Fund will be able to invest in attractive new opportunities as they become available. The Fund may gain market or currency exposures by holding cash positions or through notional or derivative transactions (such as currency futures contracts, forward contracts, options and swaps). The Fund may also seek to gain exposure to a market or currency by investments in debt securities denominated in such a currency, if the Sub-Advisers determine that those securities provide an effective substitute for investment directly in the market or currency. The Fund may have a substantial exposure to the U.S. dollar (up to 100% of the Fund's assets).

The Fund, under normal circumstances, will invest at least 80% of its assets in a combination of EMD securities and investments intended to provide exposure to currencies around the world, including securities and currencies of emerging market countries and currencies of countries other than emerging market countries, including the United States. The Fund may invest in debt obligations of governmental or private issuers located anywhere in the world. The Fund currently expects to invest at least 60% of its assets in EMD securities and investments providing exposure to emerging markets and currencies. For purposes of the 80% requirement and the 60% calculation described above, the Fund will include among its investments in emerging markets and currencies its exposures to emerging markets and currencies under derivatives contracts, such as forward foreign currency contracts or similar instruments. The Fund is a non-diversified mutual fund.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments.

Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk – The risk that the value of a Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When a Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Interest Rate Risk – The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. A wide variety of factors can cause interest rates to rise, including central bank monetary policies and inflation rates. Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation. Volatility in interest rates and in fixed income markets may increase the risk that the Fund's investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the U.S. are at, or near, historic lows.

Credit Risk – Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer's financial strength, credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

High Yield Investments Risk – High yield investments rated below investment grade (also referred to as "junk bonds") are considered to be speculative and are subject to heightened credit risk, which may make the Fund more sensitive to adverse developments in the U.S. and abroad. Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Securities backed by the U.S. Treasury or the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government. U.S. Government securities are also subject to the risk that the U.S. Treasury will be unable to meet its payment obligations.

Non-Diversification Risk – The Fund is non-diversified, which means it is permitted to invest a greater portion of its assets in a smaller number of issuers than a "diversified" fund. For this reason the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

Derivatives Risk – Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Swaps Risk – A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Futures and Options Risks – Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Counterparty Risk – The risk that the counterparty in a transaction by the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Liquidity Risk – The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for the Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund's performance.

Active Trading Risk – Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Investment Strategy Risk – The risk that, if the Sub-Advisers' investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Leverage Risk – Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Volatility Risk – Share price, yield and total return may fluctuate more than with funds that use a different investment strategy.

Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's net asset value ("NAV") and liquidity. Similarly, large Fund share purchases may adversely affect a Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. The performance information shown below for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 Shares of the Schroder Absolute Return EMD and Currency Fund (the "Predecessor Fund") and, prior to December 30, 2014, the Investor Class shares of the Predecessor Fund. The Fund has a substantially similar investment objective as that of its Predecessor Fund, and SIMNA and SIMNA Ltd. served as the investment manager and sub-adviser, respectively, to the Predecessor Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com.

The returns:

•  Assume reinvestment of all dividends and distributions

•  Would be different if the Fund's fees and expenses were reflected.

The bar chart: • Shows how the Fund's total return has varied from year to year.
Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 4.42% (4th quarter, 2012)     Lowest -2.20% (3rd quarter, 2015)

The year-to-date return for the Fund's Class SDR shares as of September 30, 2016 is 11.62%.

Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class SDR shares and will vary for other classes. Performance information for Class SDR shares reflects the performance, fees and expenses of the Predecessor Fund's Class R6 shares and, prior to December 30, 2014, the Predecessor Fund's Investor Class shares. Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. For more information regarding returns, see the "Performance Notes" section in the Fund's statutory prospectus.

Average annual total returns for periods ending December 31, 2015
Average Annual Total Returns - Hartford Schroders Emerging Markets Debt and Currency Fund - Hartford Schroders Emerging Markets Debt and Currency Fund	Label	1 Year	Since Inception	Inception Date
Class SDR	Class SDR - Return Before Taxes	(5.83%)	(0.69%)	Dec. 15, 2011
Class SDR | After Taxes on Distributions	Class SDR - After Taxes on Distributions	(5.83%)	(1.18%)	Dec. 15, 2011
Class SDR | After Taxes on Distributions and Sales	Class SDR - After Taxes on Distributions and Sale of Fund Shares	(3.30%)	(0.68%)	Dec. 15, 2011
3-Month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes)	3-Month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes)	0.23%	0.32%	Dec. 15, 2011